Product Warranty Liability - Schedule of Changes in Warranty Liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Changes in Warranty Liability [Abstract]
Balance	$ 2,053	$ 2,234
Utilization	(60)	(181)
Balance	$ 1,993	$ 2,053